UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments

Summit Municipal Funds, Inc.	July 31, 2009

T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 100.8%		
Alaska 2.2%		
Alaska HFC, Single Family, 1.10%, 12/1/09	5,000	5,000
Northern Tobacco Securitization Corp., 6.00%, 6/1/13 (Prerefunded 6/1/10) (1)	1,245	1,301
		6,301
Arizona 4.0%		
Arizona Water Infrastructure Fin. Auth., 3.75%, 10/1/09	100	100
Phoenix, GO, 4.00%, 7/1/10	100	103
Salt River Project Agriculture Improvement & Power 4.00%, 1/1/10	330	334
Salt River Project Agriculture Improvement & Power TECP, 0.70%, 9/15/09	8,000	8,000
Salt River Project Agriculture Improvement & Power VRDN, 0.39%, 1/1/32	3,000	3,000
		11,537
California 2.1%		
Bay Area Toll Auth., VRDN, 0.36%, 4/1/31	500	500
Santa Clara Valley Transportation Auth., VRDN, 0.50%, 6/1/26	5,500	5,500
		6,000
Colorado 6.1%		
Colorado HFA, Single Family, VRDN, 0.45%, 11/1/36 (2)	8,200	8,200
Colorado HFA, Single Family, VRDN, 0.95%, 11/1/26 (2)	6,000	6,000
Denver City & County, Art Museum, GO, 5.00%, 8/1/09	1,000	1,000
Denver City & County, Zoo, GO, 5.50%, 8/1/09	2,535	2,535
		17,735

Connecticut 0.1%		
Connecticut, Special Obligation Rate Reduction 5.00%, 12/30/09 (3)	150	152
		152
Delaware 0.1%		
Delaware, GO, 4.50%, 8/1/09	110	110
Delaware, GO, 5.00%, 9/1/09	150	150
		260
Florida 5.1%		
Florida Board of Ed., GO, 5.00%, 6/1/10	1,500	1,554
Florida Board of Ed., GO, 5.375%, 1/1/10	365	372
Florida Board of Ed., GO, VRDN, 0.39%, 6/1/27	1,000	1,000
Florida Board of Ed., GO, VRDN, 0.39%, 6/1/32	1,295	1,295
Florida Board of Ed., GO, VRDN, 0.56%, 6/1/11 (4)	1,780	1,780
Jacksonville Electric Auth., Saint John's River Power 5.00%, 10/1/09	875	880
Pinellas County HFA, Baycare Health, VRDN, 0.34%, 11/1/38	1,100	1,100
South Miami HFA, Baptist Health, VRDN, 0.39%, 8/15/37	4,000	4,000
Univ. of South Florida Fin. Corp., Master Lease VRDN, 0.35%, 7/1/35 (5)	2,800	2,800
		14,781
Georgia 3.5%		
Cobb County, Water & Sewer, 3.00%, 7/1/10	1,000	1,022
Forsyth County, GO, 4.00%, 3/1/10	325	332
Fulton County Dev. Auth., Georgia Tech Fac., 0.60%, 9/1/27 (Tender 5/12/10)	2,085	2,085
Georgia, GO, 2.00%, 7/1/10	185	187
Georgia, GO, 3.25%, 11/1/09	100	100
Georgia, GO, 5.25%, 10/1/09	250	252

Indiana 0.7%		
Indiana Fin. Auth., Ascension Health, 3.50%, 11/15/36 (Tender 12/15/09)	800	802
Indiana Fin. Auth., Ascension Health, 3.50%, 11/15/36 (Tender 12/15/09)	300	301
Indiana Fin. Auth., Duke Energy, VRDN, 0.35%, 12/1/39 (2)	1,000	1,000
		2,103
Kansas 0.9%		
Kansas DOT, 5.00%, 9/1/09	595	596
Wichita, GO, 3.00%, 4/1/10	785	796
Wichita, GO, 5.00%, 9/1/09	1,195	1,199
		2,591
Maryland 17.2%		
Anne Arundel County, TECP, GO, 0.55%, 8/5/09	1,000	1,000
Maryland CDA, Barrington Apartment Project, Multi-Family VRDN, 0.38%, 6/15/37 (2)	3,500	3,500
Maryland CDA, Charles Landing South Apartments VRDN, 0.41%, 12/1/36 (2)	3,375	3,375
Maryland CDA, Fort Washington Manor VRDN, 0.52%, 11/15/38 (2)	4,265	4,265
Maryland CDA, Residential, VRDN, 0.38%, 9/1/35 (2)	1,000	1,000
Maryland CDA, Residential, VRDN, 0.40%, 9/1/40 (2)	12,800	12,800
Maryland Economic Dev. Corp., Catholic Relief Services VRDN, 0.40%, 5/1/36	2,550	2,550
Maryland HHEFA, Lifebridge Health, VRDN, 0.49%, 7/1/42 (6)(7)	2,000	2,000
Maryland HHEFA, Lifebridge Health, VRDN, 0.51%, 7/1/47 (6)(7)	2,000	2,000
Montgomery County, George Meany Center for Labor Studies VRDN, 0.40%, 5/1/31	1,400	1,400
Montgomery County, GO, TECP, 0.35%, 8/3/09	2,500	2,500
Montgomery County, GO, TECP, 0.35%, 8/10/09	2,500	2,500

Montgomery County, GO, TECP, 0.35%, 8/17/09	3,000	3,000
Montgomery County, GO, TECP, 0.40%, 10/7/09	3,000	3,000
Montgomery County, GO, TECP, 0.40%, 10/8/09	2,000	2,000
Univ. of Maryland, College Park, VRDN, 0.46%, 6/1/15	2,835	2,835
		49,725
Massachusetts 1.2%		
Massachusetts, GO, 4.00%, 12/1/09	100	101
Massachusetts, GO, 5.00%, 10/1/09	150	151
Massachusetts, GO, 5.50%, 2/1/10	100	102
Massachusetts Dev. Fin. Agency, Boston Univ. VRDN, 0.38%, 10/1/31	3,000	3,000
Massachusetts Water Pollution Abatement Trust 5.25%, 8/1/09	200	200
		3,554
Minnesota 0.7%		
Minneapolis, GO, 3.00%, 12/1/09	105	106
Minneapolis, GO, 5.00%, 3/1/10	1,750	1,797
		1,903
Mississippi 0.2%		
Mississippi, GO, 5.00%, 11/1/09	200	202
Mississippi, GO, 5.50%, 11/1/09	500	506
		708
Missouri 5.2%		
Kansas City, Water, 2.00%, 12/1/09	2,405	2,413
Missouri HEFA, Ascension Health, 3.50%, 11/15/26 (Tender 11/15/09)	4,500	4,526
Missouri Highway & Transportation Commission 5.00%, 5/1/10	1,465	1,514

Univ. of Missouri, Curators, 2.00%, 6/30/10	6,500	6,595
		15,048
Nevada 0.5%		
Clark County School Dist., GO, VRDN, 0.39%, 6/15/27	990	990
Nevada, PCR, Water, GO, 3.00%, 8/1/09	500	500
		1,490
New Jersey 0.6%		
New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/09	940	942
New Jersey Transportation Trust Fund Auth., 5.00%, 6/15/10 (3)	800	830
		1,772
New York 8.5%		
Dormitory Auth. of the State of New York, 1.50%, 2/15/10	1,500	1,509
JPMorgan Chase, New York Mortgage Agency, Single Family VRDN, 0.52%, 10/1/23 (2)(6)	1,935	1,935
Long Island Power Auth., TECP, 0.30%, 9/9/09	2,000	2,000
Metropolitan Transit Auth., Dedicated Tax Fund, RAN 2.00%, 12/31/09	3,750	3,775
New York City Housing Dev. Corp., 0.45%, 5/1/41 (Tender 3/15/10)	2,000	2,000
New York Mortgage Agency, Single Family VRDN, 0.70%, 10/1/35 (2)	4,600	4,600
New York Mortgage Agency, Single Family VRDN, 0.85%, 10/1/34 (2)	6,800	6,800
Saratoga County, GO, BAN, 1.50%, 7/21/10	1,000	1,011
Suffolk County IDA, Jefferson's Ferry, 7.25%, 11/1/28 (Prerefunded 11/1/09) (1)	1,000	1,035
		24,665
North Carolina 4.2%		
JPMorgan Chase, Duke, GO, VRDN, 0.34%, 10/1/16	1,000	1,000

Mecklenburg County, GO, 2.00%, 2/1/26 (Tender 11/5/09)	3,000	3,008
North Carolina, Capital Improvement, VRDN, 0.34%, 5/1/16	870	870
North Carolina, GO, 5.00%, 3/1/10	135	138
North Carolina, GO, VRDN, 0.34%, 3/16/15	2,000	2,000
North Carolina Housing Fin. Agency, Single Family VRDN, 0.45%, 7/1/32 (2)	2,650	2,650
Univ. of North Carolina, Chapel Hill Board of Governors VRDN, 0.39%, 12/1/36	1,000	1,000
Winston-Salem, Water & Sewer, VRDN, 0.39%, 6/1/37	1,590	1,590
		12,256
Ohio 2.0%		
Columbus, Sewerage, VRDN, 0.34%, 12/1/15	1,400	1,400
Ohio, Common Schools, 5.00%, 3/15/10 (3)	100	103
Ohio, Common Schools, GO, 5.00%, 9/15/09	325	327
Ohio, Higher Ed., 5.00%, 11/1/09 (3)	215	217
Ohio, Highway Capital Improvements, GO, 5.25%, 5/1/10	150	155
Ohio, Schools, 4.00%, 9/15/09 (3)	500	502
Ohio Water Dev. Auth., PCR, 3.00%, 8/4/09	3,000	3,000
Ohio Water Dev. Auth., PCR, 5.00%, 12/1/09	100	101
		5,805
Oklahoma 0.4%		
Oklahoma Ind. Auth., 5.75%, 8/15/29 (Prerefunded 8/15/09) (1)	1,000	1,012
		1,012
Oregon 2.0%		
Oregon DOT, VRDN, 0.55%, 11/15/27	5,755	5,755
		5,755

Pennsylvania 2.6%		
Austin Trust Receipts, GO, VRDN, 0.41%, 1/1/25	1,000	1,000
JPMorgan Chase, Pennsylvania Housing Fin. Agency Single Family, VRDN, 0.52%, 10/1/19 (2)	2,240	2,240
Pennsylvania, GO, 5.00%, 1/15/10	195	199
Pennsylvania, GO, 5.25%, 10/1/09	175	176
Pennsylvania, GO, VRDN, 0.39%, 8/1/23	1,000	1,000
Philadelphia School Dist., GO, VRDN, 0.37%, 9/1/30	3,000	3,000
		7,615
South Carolina 0.2%		
Charleston Waterworks & Sewer, 5.125%, 1/1/10	250	254
South Carolina, School Fac. - A, GO, 5.00%, 1/1/10	150	153
South Carolina, School Fac. - A, GO, 5.00%, 1/1/10	120	121
		528
South Dakota 1.0%		
South Dakota HEFA, Sanford Health, Sioux Valley Hosp. VRDN, 0.39%, 11/1/34	2,805	2,805
		2,805
Tennessee 1.5%		
Clarksville Public Building Auth., Metropolitan Gov't. of Nashville & Davidson County, GO, VRDN, 0.35%, 7/1/26	200	200
Shelby County, GO, 3.00%, 11/1/09	100	100
Tennessee, GO, TECP, 0.35%, 9/10/09	4,000	4,000
		4,300
Texas 8.8%		
Austin, Public Improvement, GO, 5.00%, 9/1/09	500	501
Dallas, GO, 5.00%, 2/15/10	200	204
Dallas Water & Sewer, VRDN, 0.56%, 10/1/15 (5)	2,340	2,340

Gregg County Health Fac. Dev. Corp., Good Shepherd Medical Center, VRDN, 0.43%, 10/1/29	700	700
Harris County, GO, TAN, 1.50%, 2/25/10	3,000	3,019
Harris County, GO, 3.75%, 10/1/09	250	251
Harris County, Methodist Hosp., GO, TECP, 0.55%, 1/28/10	2,000	2,000
Harris County, Toll Road, GO, 5.00%, 8/1/09	200	200
Harris County Cultural Ed. Fac., Texas Medical Center VRDN, 0.33%, 9/1/31	200	200
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.33%, 10/1/41	600	600
San Antonio, General Improvement, GO, 4.00%, 8/1/09	250	250
San Antonio Electric & Gas, 5.00%, 2/1/10	100	102
San Antonio Electric & Gas, 5.50%, 2/1/10	175	179
Texas, GO, 5.00%, 4/1/10	125	128
Texas, GO, 5.25%, 8/1/09	160	160
Texas, GO, TRAN, 3.00%, 8/28/09	3,000	3,002
Texas, GO, VRDN, 0.39%, 4/1/35	3,285	3,285
Texas PFA, GO, 5.00%, 10/1/09	400	402
Texas PFA, GO, 5.25%, 10/1/09	650	655
Texas PFA, GO, TECP, 0.30%, 8/21/09	3,700	3,700
Texas PFA, GO, TECP, 0.30%, 8/27/09	1,500	1,500
Texas PFA, GO, TECP, 0.35%, 8/13/09	1,500	1,500
Texas Water Dev. Board, 2.50%, 7/15/10	250	255
Univ. of Texas, Board of Regents, 5.00%, 8/15/09	100	100
Univ. of Texas, Board of Regents, 5.50%, 8/15/09	270	270
		25,503
Utah 0.4%		
JPMorgan Chase, Utah Transit Auth., VRDN, 0.34%, 6/15/16 (6)	1,000	1,000
		1,000

Vermont 2.8%		
Vermont Ed. & Health Buildings Fin. Agency, Middlebury College, 0.60%, 5/1/28 (Tender 5/1/10)	4,000	4,000
Vermont Ed. & Health Buildings Fin. Agency, Middlebury College, 1.75%, 11/1/27 (Tender 11/2/09)	4,000	4,006
		8,006
Virginia 6.0%		
Chesterfield County, Public Improvement, GO, 5.00%, 1/1/10	1,000	1,017
Fairfax County, Public Improvement, GO, 5.00%, 10/1/09	100	101
Fairfax County Economic Dev. Auth., 5.00%, 5/15/10	125	129
Fairfax County Economic Dev. Auth., Smithsonian Institution VRDN, 0.35%, 12/1/33	3,500	3,500
JPMorgan Chase, Fairfax County, GO, VRDN, 0.34%, 10/1/16	1,000	1,000
Loudon County, GO, 5.00%, 10/1/09	1,400	1,408
Norfolk, GO, 4.00%, 7/1/10	1,000	1,031
Viginia Beach, Public Improvement, GO, 5.00%, 6/1/10	1,000	1,035
Virginia College Building Auth., 21st Century College 3.375%, 2/1/10	100	101
Virginia College Building Auth., 21st Century College 5.00%, 2/1/10	100	102
Virginia College Building Auth., Higher Ed. Fin., 5.00%, 9/1/09	1,000	1,003
Virginia HDA, Single Family, VRDN, 0.43%, 1/1/17 (2)	765	765
Virginia HDA, Single Family, VRDN, 0.43%, 7/1/17 (2)	825	825
Virginia Public Building Auth., 3.00%, 8/1/09	100	100
Virginia Public Building Auth. - A, 5.00%, 8/1/09	100	100
Virginia Public Building Auth. - B, 5.00%, 8/1/09	200	200
Virginia Public School Auth., 1997 Resolution, GO 5.00%, 8/1/09	125	125
Virginia Public School Auth., 1997 Resolution, GO 5.00%, 8/1/10	250	261

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Money Market Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. The fund’s investments are summarized by level, based on the inputs used to determine their values. On July 31, 2009, all of the fund’s investments were classified as Level 2.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2009, the cost of investments for federal income tax purposes was $291,264,000.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 98.5%		
Alabama 1.1%		
Courtland IDB, PCR, Int'l. Paper, 4.75%, 5/1/17	1,500	1,322
Courtland IDB, PCR, Int'l. Paper, 5.00%, 6/1/25	1,000	795
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,685	1,608
Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded 2/1/11) (1)(2)	2,500	2,669
Univ. of Alabama Board of Trustees, Birmingham Hosp. VR, 5.75%, 9/1/22	4,000	4,175
		10,569
Alaska 0.4%		
Alaska HFC, Single Family, 5.75%, 12/1/11 (3)	485	486
Anchorage, GO, 5.00%, 3/1/20	3,255	3,473
		3,959
Arizona 2.3%		
Arizona HFA, Banner Health, 5.125%, 1/1/29	2,000	1,946
Arizona HFA, Blood Systems, 5.00%, 4/1/18	1,325	1,340
Arizona School Fac. Board, 5.50%, 7/1/13 (Prerefunded 7/1/11) (1)	3,500	3,823
Arizona State Univ. Board of Regents, 6.00%, 7/1/26	2,350	2,660
Arizona Transportation Board, Highway, 5.00%, 7/1/27	2,145	2,285
Salt River Agricultural Improvement & Power 5.00%, 1/1/28	6,000	6,268
Salt River Agricultural Improvement & Power 5.25%, 1/1/15	1,500	1,641
Tempe IDA, Friendship Village, 5.375%, 12/1/13	1,180	1,118
		21,081
Arkansas 0.1%		
Univ. of Arkansas, 5.00%, 11/1/26	1,000	1,023
		1,023

California 5.5%		
California, Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/11)	5,500	5,759
California, Economic Recovery, GO, 5.25%, 7/1/12	1,170	1,266
California, GO, 5.00%, 11/1/12 (Prerefunded 11/1/11) (1)	145	159
California Dept. of Water Resources, Power Supply 5.00%, 5/1/22	3,605	3,776
California Dept. of Water Resources, Power Supply 5.50%, 5/1/11	3,300	3,533
California Dept. of Water Resources, Power Supply 5.50%, 5/1/14 (4)	2,320	2,523
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	1,400	1,404
California Statewide CDA, Children's Hosp. VRDN, 0.33%, 8/15/23	6,100	6,100
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	200	187
Golden State Tobacco Securitization Corp., 4.50%, 6/1/27	4,265	3,566
Golden State Tobacco Securitization Corp., 5.00%, 6/1/14	1,600	1,521
Long Beach Harbor, 5.00%, 5/15/18	1,500	1,661
Los Angeles Community College Dist., GO, 5.00%, 8/1/24 (5)	2,000	2,034
Northern California Gas Auth. No. 1, VR, 1.12%, 7/1/27	2,000	1,203
Port of Oakland, 5.00%, 11/1/11 (3)	1,000	1,029
San Diego Unified School Dist., GO, 5.00%, 7/1/16	4,705	5,195
Santa Clara County Fin. Auth., El Camino Hosp. 5.75%, 2/1/41 (4)	540	522
Santa Clara Valley Transportation Auth., VRDN, 0.37%, 6/1/26	2,000	2,000
Southern California Public Power Auth., 5.00%, 7/1/23	3,290	3,391
Univ. of California Regents, 5.00%, 5/15/19 (5)	1,295	1,360
Whittier Health Fac., Presbyterian Intercommunity Hosp. 5.00%, 6/1/12	2,000	2,078
Whittier Health Fac., Presbyterian Intercommunity Hosp. 5.00%, 6/1/13	1,100	1,151
		51,418

Colorado 1.2%		
Colorado HFA, Catholic Health Initiatives, 3.95%, 9/1/36 (Tender 11/10/10)	1,250	1,264
Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	1,200	1,217
Colorado HFA, Valley View Hosp., 5.50%, 5/15/28	1,000	887
Denver City & County Airport, 5.00%, 11/15/17 (3)	2,795	2,753
Denver City & County Airport, VR, 5.25%, 11/15/32 (3)	3,500	3,548
Univ. of Colorado, 5.50%, 6/1/24	1,000	1,107
		10,776
Connecticut 1.4%		
Connecticut, GO, 5.00%, 4/15/20	10,000	11,304
Mashantucket Western Pequot Tribe, 5.60%, 9/1/09 (6)	200	200
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (6)	500	433
Mohegan Tribe Indians, 6.25%, 1/1/31	450	302
Mohegan Tribe Indians, Gaming Auth., Public Improvement 5.50%, 1/1/13 (6)	920	779
		13,018
Delaware 0.5%		
Delaware River & Bay Auth., 5.00%, 1/1/21	1,000	1,033
New Castle County, Newark Charter School, 5.00%, 9/1/26	820	667
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	860	683
Wilmington, GO, 5.375%, 6/1/16 (Prerefunded 6/1/12) (1)(2)	1,925	2,160
		4,543
District of Columbia 4.0%		
District of Columbia, GO, 4.75%, 6/1/36 (5)	480	452
District of Columbia, GO, 5.25%, 6/1/19 (5)	3,140	3,478
Metropolitan Washington D.C. Airports Auth., 5.00%, 10/1/23	5,000	5,177

Metropolitan Washington D.C. Airports Auth. 5.50%, 10/1/18 (3)	5,935	6,106
Washington Convention Center Auth., 5.00%, 10/1/18 (4)	6,090	6,247
Washington Convention Center Auth., 5.00%, 10/1/20 (4)	5,500	5,629
Washington Convention Center Auth., 5.00%, 10/1/21 (4)	4,500	4,569
Washington Metropolitan Area Transit Auth., 5.00%, 1/1/12	1,000	1,082
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/20	1,000	1,101
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/22	2,500	2,689
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/26	1,000	1,047
		37,577
Florida 12.1%		
Broward County, Airport, 5.25%, 10/1/10 (3)	2,000	2,024
Broward County, Water & Sewer, 5.00%, 10/1/15 (4)	1,425	1,565
Collier County, Gas Tax, 5.25%, 6/1/14 (4)	500	538
Delray Beach, Decade of Excellence, GO, 5.00%, 2/1/13 (5)	1,000	1,105
Fishhawk Community Dev. Dist. II, Special Assessment 5.125%, 11/1/09	110	99
Florida Board of Ed., Capital Outlay, GO, 5.00%, 6/1/12 (2)	1,250	1,343
Florida Board of Ed., Capital Outlay, GO, 5.125%, 6/1/13	5,000	5,065
Florida Board of Ed., Capital Outlay, GO, 5.25%, 6/1/14	1,000	1,094
Florida Board of Ed., Capital Outlay, GO, 5.25%, 6/1/14	1,450	1,552
Florida Board of Ed., Lottery, 5.375%, 7/1/14 (2)	2,000	2,068
Florida Board of Ed., Lottery, 5.50%, 7/1/12 (Prerefunded 7/1/10) (1)(2)	2,500	2,642
Florida Board of Ed., Lottery, 5.50%, 7/1/13 (1)(2)	2,200	2,325
Florida Board of Ed., Lottery, 5.50%, 7/1/16 (2)	1,000	1,028
Florida Dept. of Environmental Protection, Documentary Stamp Tax, 5.25%, 7/1/14 (2)	3,250	3,495
Florida DOT, GO, 5.00%, 7/1/21	1,000	1,039
Florida DOT, Turnpike Auth., 5.00%, 7/1/18	1,275	1,371

Florida Municipal Power Agency, 5.25%, 10/1/22	6,125	6,328
Greater Orlando Aviation Auth., 5.00%, 10/1/15 (5)	2,250	2,441
Highlands County HFA, Adventist Health/Sunbelt - A, VR 5.00%, 11/15/18	1,600	1,636
Highlands County HFA, Adventist Health/Sunbelt - A, VR 5.00%, 11/15/19	1,615	1,638
Highlands County HFA, Adventist Health/Sunbelt – B 5.00%, 11/15/21	140	139
Highlands County HFA, Adventist Health/Sunbelt – B 5.00%, 11/15/21 (Prerefunded 11/15/15) (1)	140	162
Highlands County HFA, Adventist Health/Sunbelt – B 5.00%, 11/15/21 (Prerefunded 11/15/15) (1)	820	949
Hillsborough County Aviation Auth., 5.00%, 10/1/11 (3)(7)	3,175	3,311
Jacksonville, 5.375%, 10/1/17 (2)	1,000	1,048
Jacksonville, Excise Tax, 5.00%, 10/1/23 (4)	1,875	1,885
Jacksonville, Excise Tax, 5.25%, 10/1/19 (3)	1,450	1,426
Jacksonville Electric Auth., 5.00%, 10/1/12	2,500	2,728
Jacksonville Electric Auth., 5.00%, 10/1/20	2,250	2,322
Kissimmee, Water & Sewer, 5.50%, 10/1/11 (2)(8)	1,500	1,527
Lee Memorial Health, VRDN, 0.35%, 4/1/33	5,200	5,200
Lee Memorial Health - A, VRDN, 0.35%, 4/1/33	2,800	2,800
Martin County, Utility, 5.50%, 10/1/16 (2)	1,260	1,361
Miami-Dade County, Aviation, 5.25%, 10/1/12 (3)	6,350	6,616
Miami-Dade County, Aviation, 5.75%, 10/1/24	5,085	5,299
Miami-Dade County, Aviation, Int'l Airport, 5.25%, 10/1/18 (3)	2,450	2,412
Miami-Dade County, Parks, GO, 5.25%, 11/1/16	660	708
Miami-Dade County, Public Services, 5.00%, 4/1/20	1,135	1,149
Miami-Dade County EFA, Univ. of Miami, 5.00%, 4/1/18 (Prerefunded 4/1/14) (1)(4)	1,475	1,685
Miami-Dade County EFA, Univ. of Miami, 5.75%, 4/1/28	765	783
Orange County, Sales Tax, 5.00%, 1/1/14 (2)	1,550	1,667

Orange County, Sales Tax, 5.125%, 1/1/16 (2)	2,580	2,729
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20 (Prerefunded 1/1/15) (1)	280	323
Orlando-Orange County Expressway Auth., 6.50%, 7/1/10 (2)	1,000	1,041
Osceola County, Tourist Dev., 5.50%, 10/1/16 (2)	1,000	1,050
Palm Beach County, Criminal Justice Fac., 5.75%, 6/1/13 (2)	3,700	4,193
Paseo Community Dev. Dist., 5.00%, 2/1/11	785	451
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/17 (4)	1,775	1,790
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/21 (4)	2,080	2,071
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (4)	2,000	2,050
Reedy Creek Improvement Dist., Utility 5.00%, 10/1/20 (4)	1,025	1,036
Saint Augustine, Capital Improvement, 5.00%, 10/1/24 (4)	2,400	2,440
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	400	356
Seminole Tribe of Florida, 5.50%, 10/1/24 (6)	1,200	1,067
Seven Oaks Community Dev. Dist. II, VR, 7.50%, 5/1/16	950	831
South Miami HFA, Baptist Health South, 5.00%, 8/15/21	1,000	1,009
South Miami HFA, Baptist Health South, 5.00%, 8/15/23	2,500	2,511
Tolomato Community Dev. Dist., Special Assessment 6.375%, 5/1/17	500	413
Tolomato Community Dev. Dist., Special Assessment 6.45%, 5/1/23	1,000	751
West Orange Healthcare Dist., 5.50%, 2/1/10	800	807
		112,492
Georgia 1.6%		
Burke County Dev. Auth., 4.625%, 1/1/37 (Tender 4/1/10) (4)	4,000	4,098
Chatham County Hosp. Auth., Memorial Health, 5.50%, 1/1/34	1,000	763
Cobb-Marietta Water Auth., 5.50%, 11/1/14	1,515	1,717
Fulton County, Water & Sewer, 5.00%, 1/1/21 (2)	2,180	2,248

Gainesville Redev. Auth., Riverside Military Academy 5.00%, 3/1/11	740	698
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/14	2,000	2,026
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.50%, 9/15/24	2,500	2,230
Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/34	810	749
Savannah Economic Dev. Auth., Savannah College of Art & Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (1)	200	206
		14,735
Hawaii 1.6%		
Hawaii, GO, 5.00%, 7/1/19 (4)	4,350	4,762
Hawaii, GO, 5.25%, 9/1/23	4,000	4,273
Hawaii, GO, 5.50%, 2/1/11 (5)	1,050	1,124
Hawaii Airports, 5.25%, 7/1/21 (2)(3)	2,275	2,250
Honolulu, GO, 5.00%, 7/1/10	2,000	2,084
		14,493
Idaho 0.0%		
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	400	382
		382
Illinois 2.9%		
Chicago, Neighborhoods Alive, GO, VRDN, 0.35%, 1/1/37	900	900
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/10	3,600	3,651
Chicago O'Hare Int'l Airport, 5.00%, 1/1/20 (4)	5,235	5,385
Chicago Park Dist., 5.75%, 1/1/16 (Prerefunded 1/1/11) (1)(2)	845	905
Chicago Park Dist., GO, 5.75%, 1/1/16 (2)	155	164
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11) (1)(4)	2,000	2,207
Illinois, GO, 5.50%, 8/1/16	1,250	1,368

Illinois Fin. Auth., Advocate Health Care Network 5.00%, 11/1/15	2,000	2,090
Illinois Fin. Auth., Central Dupage Health, VRDN 0.33%, 11/1/38	1,100	1,100
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	900	724
Illinois Toll Highway Auth., 5.00%, 1/1/18 (5)	4,500	4,928
Metropolitan Pier & Exposition Auth., McCormick Place Expansion, 5.375%, 12/15/17 (2)	1,000	1,022
Metropolitan Pier & Exposition Auth., McCormick Place Expansion, 5.375%, 12/15/18 (2)	2,500	2,555
		26,999
Indiana 1.2%		
Indiana HFFA, Ascension Health, VR, 5.00%, 5/1/13	1,350	1,445
Indianapolis Airport Auth., IDRB, Federal Express 5.10%, 1/15/17 (3)	3,560	3,226
Jasper County Economic Dev. Auth., 5.60%, 11/1/16	4,000	4,112
Rockport, PCR, American Electric Power, 4.15%, 7/1/25 (Tender 7/15/11) (4)	2,000	1,993
Saint Joseph County, Holy Cross Village Notre Dame 5.55%, 5/15/19	230	190
Saint Joseph County, Holy Cross Village Notre Dame 6.00%, 5/15/26	250	200
		11,166
Kansas 0.4%		
Johnson County Unified School Dist. 233, Olathe, GO 5.00%, 9/1/10 (2)	1,290	1,351
Lenexa Health Care Fac., Lakeview Village, 5.00%, 5/15/10	900	897
Lenexa Health Care Fac., Lakeview Village, 5.125%, 5/15/14	1,150	1,079
Wyandotte County Unified Gov't., Area B, 4.75%, 12/1/16	210	205
Wyandotte County Unified Gov't., Area B, 5.00%, 12/1/20	400	389
		3,921

Louisiana 0.4%		
Louisiana, GO, 5.00%, 8/1/18	1,700	1,816
Louisiana Local Gov't. Environment Fac. Auth., Jefferson Parish GO, 5.25%, 4/1/23	575	590
Louisiana Local Gov't. Environment Fac. Auth., Jefferson Parish GO, 5.25%, 4/1/24	1,300	1,330
		3,736
Maryland 6.8%		
Baltimore, Convention Center Hotel, 5.00%, 9/1/16	755	622
Frederick County, Public Fac., GO, 5.00%, 6/1/20	1,225	1,394
Howard County, Vantage House, 5.00%, 4/1/13	725	696
Howard County, Vantage House, 5.00%, 4/1/14	760	716
Maryland CDA, Residential Housing, 5.50%, 9/1/31 (3)	2,465	2,429
Maryland DOT, 5.00%, 2/15/23	4,030	4,428
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt - A 5.00%, 12/1/16	2,250	1,319
Maryland Economic Dev. Corp., UMBC Student Housing 5.00%, 7/1/14 (9)	500	480
Maryland Economic Dev. Corp., PCR, Potomac Electric Power 6.20%, 9/1/22	3,500	3,797
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/29	1,250	1,412
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/20	5,000	4,269
Maryland HHEFA, Ingleside at King Farm, 5.00%, 1/1/17	770	643
Maryland HHEFA, Johns Hopkins Hosp., 5.00%, 5/15/48 (Tender 5/15/15)	1,950	2,100
Maryland HHEFA, Johns Hopkins Hosp., TECP, 1.50%, 8/3/09	7,000	7,000
Maryland HHEFA, Lifebridge Health, 4.75%, 7/1/11	1,250	1,292
Maryland HHEFA, Univ. of Maryland Medical, 5.50%, 7/1/24 (4)	7,140	7,363
Maryland HHEFA, Washington County Hosp., 5.00%, 1/1/18	1,000	969
Maryland HHEFA, Washington County Hosp., 6.00%, 1/1/28	1,750	1,659
Montgomery County, BAN, GO, VRDN, 0.35%, 6/1/26	2,800	2,800

Montgomery County, GO, 5.00%, 5/1/21	2,500	2,793
Montgomery County, GO, 5.25%, 10/1/14	2,700	2,948
Montgomery County Housing Opportunity Commission Single Family, VRDN, 0.35%, 7/1/33	1,800	1,800
Northeast Maryland Waste Disposal Auth., Montgomery County Resources Fac., 5.50%, 4/1/11 (3)(4)	1,635	1,720
Northeast Maryland Waste Disposal Auth., Montgomery County Resources Fac., 5.50%, 4/1/14 (3)(4)	8,000	8,523
Northeast Maryland Waste Disposal Auth., Montgomery County Resources Fac., 5.50%, 4/1/16 (3)(4)	500	522
		63,694
Massachusetts 2.4%		
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (1)	1,300	1,484
Massachusetts, GO, 5.00%, 8/1/24	1,750	1,893
Massachusetts, GO, 5.25%, 9/1/22 (5)	8,000	9,277
Massachusetts, GO, 5.50%, 12/1/23 (4)	4,500	5,302
Massachusetts Ed. Fin. Auth., 5.25%, 1/1/16	4,235	4,444
		22,400
Michigan 1.0%		
Detroit City School Dist., 5.50%, 5/1/18 (Prerefunded 5/1/12) (1)(5)	1,650	1,848
Michigan, Federal Highway, GAN, 5.25%, 9/15/18 (5)	2,500	2,703
Michigan Hosp. Fin. Auth., Mercy Health, 5.00%, 8/15/12 (8)	1,395	1,399
Michigan Municipal Bond Auth., Clean Water Revolving Fund 5.00%, 10/1/22	2,000	2,101
Wayne County Charter Airport, 5.25%, 12/1/11 (3)	1,500	1,516
		9,567
Minnesota 1.1%		
Maple Grove, North Memorial Health Care, 5.00%, 5/1/16	2,000	2,031

Clark County School Dist., GO, 5.00%, 6/15/18	2,000	2,107
		9,942
New Jersey 1.8%		
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 3/1/15	2,000	2,245
New Jersey HFFA, Children's Specialized Hosp., 5.00%, 7/1/12	400	401
New Jersey HFFA, Children's Specialized Hosp., 5.00%, 7/1/14	600	591
New Jersey HFFA, Children's Specialized Hosp., 5.00%, 7/1/18	400	374
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/15	1,330	1,420
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/16	1,330	1,409
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/17	1,330	1,395
New Jersey Transportation Trust Fund Auth., 5.00%, 12/15/16	2,000	2,198
Salem County, Pollution Control Fin. Auth, PSEG Power 5.75%, 4/1/31 (3)	200	188
Tobacco Settlement Fin. Corp, Tobacco Industry 4.625%, 6/1/26	3,000	2,070
Tobacco Settlement Fin. Corp., 5.00%, 6/1/16	1,750	1,605
Tobacco Settlement Fin. Corp., 6.00%, 6/1/37 (Prerefunded 6/1/12) (1)	1,455	1,662
Tobacco Settlement Fin. Corp., 6.125%, 6/1/42 (Prerefunded 6/1/12) (1)	770	882
		16,440
New Mexico 0.2%		
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	2,000	2,079
		2,079
New York 8.8%		
Albany IDA, Saint Peter's Hosp., 5.00%, 11/15/10	350	353
Albany IDA, Saint Peter's Hosp., 5.50%, 11/15/13	1,000	1,016
Albany Parking Auth., 5.25%, 10/15/12	475	495

Dormitory Auth. of the State of New York, 5.25%, 11/15/23 (Tender 5/15/12)	1,000	1,070
Dormitory Auth. of the State of New York, VRDN, 0.28%, 7/1/31	1,800	1,800
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/11	260	260
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20 (5)	1,000	1,070
Dormitory Auth. of the State of New York, State Univ. 5.25%, 7/1/19	2,200	2,307
Long Island Power Auth., 5.00%, 12/1/21 (5)	3,000	3,182
Long Island Power Auth., 5.50%, 4/1/24	1,850	1,958
Metropolitan Transportation Auth., 5.00%, 11/15/23	5,000	5,091
Metropolitan Transportation Auth., Dedicated Tax Fund 5.00%, 11/15/23	3,325	3,382
Nassau County IDA, Amsterdam at Harborside, 6.50%, 1/1/27	1,200	949
New York City, GO, 5.00%, 8/1/16	2,000	2,169
New York City, GO, 5.00%, 4/1/20	2,765	2,892
New York City, GO, 5.00%, 4/1/21 (2)	3,915	4,060
New York City, GO, 5.25%, 8/1/11	3,500	3,764
New York City, GO, 5.50%, 8/1/12	4,165	4,621
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,900	1,660
New York City IDA, 7 World Trade Center, 6.50%, 3/1/35	2,000	1,436
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	904
New York City IDA, Bronx Parking Dev., 5.75%, 10/1/27	3,000	1,756
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (3)	4,250	4,305
New York City Municipal Water Fin. Auth., 5.00%, 6/15/27	3,000	3,108
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20	6,300	6,824
New York Environmental Fac. Corp., New York City Municipal Water Fin. Auth., 6.875%, 6/15/10	10	10
New York Housing Fin. Agency, Service Contract 5.85%, 9/15/09	20	20
New York Local Gov't. Assistance, 5.00%, 4/1/11	2,500	2,672

North Dakota 0.2%		
Ward County, Trinity Health, 5.125%, 7/1/17	1,500	1,421
		1,421
Ohio 1.7%		
Columbus, Sewerage, 5.00%, 6/1/27	6,500	6,885
Dayton, IDRB, UPS, Emery Air, 6.05%, 10/1/09	625	630
Franklin County, GO, 5.00%, 12/1/23	4,000	4,394
Ohio Higher Ed. Fac., Cleveland Clinic Health, 5.25%, 1/1/23	2,000	2,110
Ohio Higher Ed. Fac., Denison Univ., 5.125%, 11/1/21 (Prerefunded 11/1/12) (1)	1,525	1,688
		15,707
Oklahoma 0.7%		
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32 (Prerefunded 2/1/12) (1)	1,305	1,552
Oklahoma Dev. Fin. Auth., PCR, Public Service, 5.25%, 6/1/14	2,870	2,921
Oklahoma Turnpike Auth., 5.25%, 1/1/16 (Prerefunded 1/1/12) (1)(4)	280	309
Oklahoma Turnpike Auth., 5.25%, 1/1/16 (4)	2,005	2,167
		6,949
Oregon 0.4%		
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12) (1)	2,330	2,659
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/16 (10)	1,395	1,213
		3,872
Pennsylvania 1.4%		
Allegheny County Sanitary Auth., 5.75%, 12/1/16 (Prerefunded 12/1/10) (1)	1,410	1,506
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical Center 5.00%, 9/1/11	1,900	2,000

Beaver County IDA, FirstEnergy, 3.375%, 10/1/48 (Tender 10/1/09)	3,070	3,072
Cumberland County Municipal Auth., Wesley Affiliated Services 7.125%, 1/1/25 (Prerefunded 1/1/13) (1)	400	476
Pennsylvania, GO, 5.375%, 7/1/16	3,000	3,547
Pennsylvania Econ. Dev. Fin. Auth., IDRB, Reliant Energy, VR 6.75%, 12/1/36 (3)	540	501
Souderton Area School Dist., GO, 5.00%, 11/15/18 (2)	1,700	1,825
		12,927
Puerto Rico 0.4%		
Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (5)	1,000	1,065
Puerto Rico Electric Power Auth., 5.25%, 7/1/14	2,000	2,017
Puerto Rico Ind., Tourism, Ed., Medical & Environmental Ascension Health, 6.375%, 11/15/15	750	794
		3,876
Rhode Island 0.1%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	1,000	695
		695
South Carolina 3.6%		
Charleston Water & Sewer, 5.125%, 1/1/13	1,000	1,120
Richland County, Int'l Paper, 4.60%, 9/1/12	1,000	978
South Carolina, Highway, GO, 5.00%, 4/1/17	5,000	5,325
South Carolina Public Service Auth., 5.00%, 1/1/17	3,350	3,747
South Carolina Public Service Auth., 5.00%, 1/1/20 (5)	5,475	5,817
South Carolina Public Service Auth., Santee Cooper 5.00%, 1/1/17	3,000	3,405
South Carolina Transportation Infrastructure Bank 5.00%, 10/1/21 (4)	4,110	4,212
South Carolina Transportation Infrastructure Bank 5.50%, 10/1/15 (4)	1,240	1,301

Tobacco Settlement Revenue Management, Tobacco Industry 5.00%, 6/1/18	2,355	2,353
York County, PCR, National Rural Utility, 4.00%, 9/15/24 (Tender 9/1/09)	5,000	5,000
		33,258
Tennessee 1.7%		
Clarksville Public Building Auth., Metropolitan Gov't. of Nashville & Davidson County, GO, VRDN, 0.35%, 7/1/26	2,500	2,500
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (3)	900	937
Shelby County, Public Improvement, GO, 5.00%, 3/1/11 (5)	2,275	2,429
Tennessee Energy Acquisition, Goldman Sachs 5.00%, 9/1/10	1,000	1,017
Tennessee Energy Acquisition, Goldman Sachs 5.00%, 9/1/12	2,460	2,562
Tennessee Energy Acquisition, Goldman Sachs 5.00%, 9/1/13	2,000	2,088
Tennessee Energy Acquisition, Goldman Sachs 5.00%, 9/1/16	3,500	3,514
Tennessee HDA, Single Family, 4.95%, 7/1/10 (3)	290	293
Tennessee HDA, Single Family, 5.05%, 7/1/11 (3)	255	258
		15,598
Texas 10.2%		
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement 5.40%, 11/15/09	845	845
Arlington Independent School Dist., GO, 5.00%, 2/15/15	4,200	4,835
Austin, Public Improvement, GO, 5.00%, 9/1/17	3,300	3,703
Brazos River Auth., PCR, Texas Competitive Electric Holdings 6.75%, 4/1/38 (Tender 4/1/13) (3)	1,610	1,087
Dallas Area Rapid Transit, Sales Tax, 5.00%, 12/1/22	3,500	3,801
Dallas Water & Sewer, 5.00%, 10/1/11 (4)	2,500	2,716
Dallas/Fort Worth Airport, 5.75%, 11/1/13 (2)(3)	5,000	5,268

Gregg County Health Fac. Dev. Corp., Good Shepherd Medical VRDN, 0.43%, 10/1/29	1,900	1,900
Guadalupe-Blanco River Auth., IDRB, AEP Texas Central 5.625%, 10/1/17	1,000	987
Gulf Coast Waste Disposal Auth., Waste Management 4.55%, 4/1/12 (3)	5,800	5,594
Harris County, GO, 5.00%, 10/1/23	375	392
Harris County Cultural Ed. Fac., Methodist Hosp. 5.25%, 12/1/16	1,500	1,635
Harris County Cultural Ed. Fac., Texas Medical Center, VRDN 0.33%, 9/1/31	1,770	1,770
Harris County Health Fac. Dev. Corp., Memorial Hermann Health 7.00%, 12/1/27	1,500	1,634
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. 5.375%, 10/1/12 (8)	2,145	2,180
Houston, Airport, 5.20%, 7/1/18 (2)(3)	2,000	1,998
Houston, Combined Utility, 5.25%, 5/15/14	7,000	7,845
Houston, Combined Utility, 5.25%, 5/15/22 (5)	2,550	2,691
Houston, Combined Utility, 5.25%, 5/15/25	1,440	1,483
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11) (1)(5)	3,000	3,221
Lower Colorado River Auth., 5.75%, 5/15/11 (5)	3,365	3,412
Lower Colorado River Auth., 5.75%, 5/15/28	1,400	1,445
Lower Colorado River Auth., 5.875%, 5/15/14 (5)	1,745	1,769
Lubbock Health Fac., Saint Joseph Health, VRDN 0.33%, 7/1/23	1,400	1,400
Sabine River Auth., Texas Competitive Electric, 5.50%, 5/1/22 (Tender 11/1/11)	170	133
San Antonio, 5.00%, 8/1/10 (8)	25	26
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (1)	15	17
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (1)	1,210	1,340
San Antonio, GO, 5.50%, 2/1/19	275	294
San Antonio Electric & Gas, 5.00%, 2/1/19	3,280	3,534

Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Health Care 5.75%, 11/15/24	3,760	3,778
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, 5.00%, 2/15/16	2,000	2,095
Tarrant County Health Fac. Dev. Corp., Baylor Health Care 5.375%, 11/15/21	430	431
Texas A&M Univ., 5.00%, 5/15/25	2,400	2,529
Texas Transportation Commission, 5.00%, 4/1/21	8,200	8,897
Texas Transportation Commission, 5.00%, 4/1/26	5,425	5,747
Univ. of Texas, Board of Regents, 5.00%, 8/15/23	2,335	2,510
		94,942
Utah 0.0%		
Utah Housing Fin. Agency, Single Family, 6.00%, 7/1/10 (3)	10	10
		10
Virgin Islands 0.1%		
Virgin Islands PFA, 5.25%, 10/1/20	1,000	942
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (3)	200	187
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (3)	150	143
		1,272
Virginia 6.5%		
Arlington County, Public Improvement, GO, 5.00%, 5/15/17	445	505
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/11	2,000	2,089
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13 (Prerefunded 7/1/11) (1)	500	547
Charles City County IDA, IDRB, Waste Management, VR 6.25%, 4/1/27 (3)	500	516
Chesterfield County IDA, Virginia Electric & Power 5.875%, 6/1/17	1,000	1,033
Greater Richmond Convention Center, Hotel Tax 5.00%, 6/15/16	2,000	2,137

Hampton Roads Sanitation Dist., Wastewater, 5.00%, 4/1/21	2,685	2,987
Hampton Roads Sanitation Dist., Wastewater, 5.00%, 4/1/27	2,745	2,915
Henrico County Water & Sewer, 5.00%, 5/1/24	1,000	1,077
Henrico County Water & Sewer, 5.00%, 5/1/26	2,590	2,757
Loudoun County IDA, Loudon Hosp., 6.10%, 6/1/32 (Prerefunded 6/1/12) (1)	1,000	1,151
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	250	208
Town of Leesburg, Public Improvement, GO, 5.50%, 1/15/11 (2)	1,145	1,225
Virginia, GO, 5.00%, 6/1/14	4,600	5,311
Virginia Beach, Public Improvement, GO, 5.00%, 1/15/10	1,950	1,991
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	2,705	2,929
Virginia College Building Auth., Public Higher Ed. Fin. 5.00%, 9/1/16	3,350	3,738
Virginia College Building Auth., Public Higher Ed. Fin. 5.00%, 9/1/27	2,300	2,441
Virginia College Building Auth., Public Higher Ed. Fin. 5.50%, 9/1/14 (Prerefunded 9/1/10) (1)	3,070	3,230
Virginia Port Auth., 5.00%, 7/1/14 (3)(5)	1,000	1,069
Virginia Port Auth., 5.50%, 7/1/13 (3)(5)	2,590	2,847
Virginia Public Building Auth., 5.00%, 8/1/11	2,900	3,142
Virginia Public Building Auth., 5.00%, 8/1/23	4,255	4,707
Virginia Public School Auth., 1997 Resolution, GO 5.00%, 8/1/27	2,250	2,401
Virginia Public School Auth., GO, 5.00%, 8/1/16	2,555	2,789
Virginia Transportation Board, U.S. Route 58, 5.00%, 5/15/10	4,490	4,654
		60,396
Washington 6.5%		
Central Puget Sound Transit, 5.00%, 11/1/27 (4)	4,130	4,257
Energy Northwest, 5.50%, 7/1/15	6,530	7,223
King County, Water & Sewer, GO, 5.00%, 1/1/23 (2)	6,380	6,755

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The fund’s investments are summarized by level, based on the inputs used to determine their values. On July 31, 2009, all of the fund’s investments were classified as Level 2.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2009, the cost of investments for federal income tax purposes was $898,070,000. Net unrealized gain aggregated $20,437,000 at period-end, of which $31,363,000 related to appreciated investments and $10,926,000 related to depreciated investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 98.5%		
Alabama 1.4%		
Camden Ind. Dev. Board, IDRB, Weyerhaeuser, 6.125%, 12/1/24 (Prerefunded 12/1/13) (1)	300	354
Courtland Ind. Dev. Board, PCR, Int'l. Paper, 4.75%, 5/1/17	1,000	881
Health Care Auth. for Baptist Health, 5.00%, 11/15/17	3,805	3,672
		4,907
Alaska 0.6%		
Alaska HFC, Single Family, 5.75%, 12/1/11 (2)	1,115	1,117
Anchorage, GO, 5.00%, 3/1/20	1,000	1,067
		2,184
Arizona 1.4%		
Arizona HFA, Blood Systems, 5.00%, 4/1/20	615	616
Phoenix Civic Improvement Corp., Wastewater, 5.50%, 7/1/23	2,000	2,200
Scottsdale IDA, Healthcare, 5.25%, 9/1/30	2,250	2,075
Tempe IDA, Friendship Village, 6.75%, 12/1/30	300	245
		5,136
California 11.9%		
Austin Trust Receipts (Bank of America), California Housing Home Mortgage, VR, 8.139%, 8/1/33 (2)	2,500	1,845
California Dept. of Water Resources, Power Supply 5.50%, 5/1/14 (3)	1,000	1,087
California EFA, Univ. of Southern California, 5.25%, 10/1/38	2,000	2,065
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	225	232
California HFA, Providence Health & Services, 6.50%, 10/1/38	1,000	1,075
California Housing Fin. Agency, 4.95%, 8/1/36 (2)	850	678
California Housing Fin. Agency, Home Mortgage, 5.45%, 8/1/33	1,005	973
California Housing Fin. Agency, Home Mortgage 5.75%, 8/1/30 (2)(4)	780	789

California Infrastructure & Economic Dev. Bank, Independent System Operator, 6.25%, 2/1/39	1,150	1,170
California Municipal Fin. Auth., Community Hosp. of Central California, 5.00%, 2/1/15	1,250	1,200
California Public Works Board, 5.00%, 1/1/21	2,000	1,936
California Public Works Board, Dept. of Corrections 5.25%, 6/1/28	1,000	926
California Public Works Board, Mental Health, 5.50%, 6/1/23	500	483
California Public Works Board, Mental Health, Coaligna 5.125%, 6/1/29	1,000	882
California Public Works Board, Univ. of California Research 5.00%, 10/1/26	2,045	1,956
California Statewide CDA, Huntington Memorial Hosp. 5.00%, 7/1/27	1,975	1,723
California Statewide CDA, Kaiser Permanente, 5.00%, 4/1/19	2,300	2,390
California Statewide CDA, IDRB, Southern California Edison, VR 4.10%, 4/1/28 (5)	2,800	2,822
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric 5.00%, 12/1/27 (2)	500	433
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric 5.50%, 12/1/21 (2)	500	486
Golden State Tobacco Securitization Corp., Tobacco Settlement 5.625%, 6/1/38 (Prerefunded 6/1/13) (1)	1,000	1,145
Los Angeles Dept. of Water & Power, 5.00%, 7/1/31 (3)	1,000	989
Los Angeles Harbor, 5.00%, 8/1/24	2,025	2,061
Oakland, GO, 5.00%, 1/15/26 (3)	1,085	1,085
Palm Springs, Int'l. Airport, 5.45%, 7/1/20 (2)	690	576
Pomona Unified School Dist., GO, 6.15%, 8/1/15	145	162
Port of Oakland, Inter Lien, 5.00%, 11/1/24 (2)	1,000	882
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	425	430
Sacramento County Sanitation Dist. Fin. Auth., VR 0.977%, 12/1/35 (4)	700	407
San Diego Public Fac. Fin. Auth., Water Utility, 5.50%, 8/1/39	1,000	1,004

San Diego Unified School Dist., Election 98E, GO 5.25%, 7/1/24 (6)	500	557
San Francisco Bay Area Rapid Transit, Property Tax, GO 5.00%, 8/1/22	1,025	1,107
Sweetwater Union High School Dist., Special Tax 5.00%, 9/1/19 (6)	2,515	2,540
Vallejo Sanitation & Flood Control Dist., COP, 5.00%, 5/1/24 (3)	1,000	874
Vallejo Sanitation & Flood Control Dist., COP, 5.00%, 5/1/25 (3)	435	376
Vista, COP, 5.00%, 5/1/19	1,000	1,018
Washington Unified School Dist., COP, 5.125%, 8/1/37 (3)	1,170	961
Whittier Health Fac., Presbyterian Intercommunity Hosp. 5.00%, 6/1/16	1,140	1,167
		42,492
Colorado 2.3%		
Colorado HFA, 6.625%, 11/15/26 (Prerefunded 11/15/11) (1)	500	566
Colorado HFA, Adventist Health/Sunbelt, VR 5.25%, 11/15/35	2,000	1,850
Colorado HFA, Covenant Retirement Communities 6.125%, 12/1/33	100	85
Colorado HFA, Valley View Hosp., 5.75%, 5/15/36	1,150	997
Denver City & County Airport, 5.25%, 11/15/32 (Tender 5/15/11) (2)	2,500	2,553
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	270	224
Univ. of Colorado, 5.375%, 6/1/38	2,000	2,053
		8,328
Connecticut 0.5%		
Connecticut HEFA, Canterbury School, 5.00%, 7/1/36 (7)	910	744
Mashantucket Western Pequot Tribe, 5.50%, 9/1/36 (8)	1,000	482
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (8)	250	217
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (8)	300	167

Mohegan Tribe Indians, 6.25%, 1/1/31	350	235
		1,845
Delaware 0.5%		
Delaware Housing Auth., Multi-Family, 5.40%, 7/1/24	660	679
New Castle County, Newark Charter School, 5.00%, 9/1/26	815	662
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	375	298
		1,639
District of Columbia 3.0%		
District of Columbia, GO, 4.75%, 6/1/33	900	833
District of Columbia, GO, 6.00%, 6/1/17	1,220	1,402
District of Columbia, Income Tax, GO, 5.50%, 12/1/30	2,000	2,150
Metropolitan Washington Airports Auth., 5.25%, 10/1/24	3,500	3,671
Washington Metropolitan Area Transit Auth.,5.25%, 7/1/29	2,565	2,639
		10,695
Florida 5.3%		
Ave Maria Stewardship Community Dev. Dist., 4.80%, 11/1/12	970	661
Broward County, Water & Sewer, 5.25%, 10/1/34	1,500	1,515
Broward County Airport, 5.375%, 10/1/13 (2)	2,500	2,528
Fishhawk Community Dev. Dist. II, 5.00%, 5/1/12	405	249
Fishhawk Community Dev. Dist. II, Special Assessment 5.125%, 11/1/09	90	81
Florida Board of Ed., GO, Capital Outlay, 5.375%, 6/1/16	5,000	5,474
Florida Municipal Power Agency, 5.00%, 10/1/31	1,000	957
Florida Municipal Power Agency, 6.25%, 10/1/31	575	622
Highlands County HFA, Adventist Health/Sunbelt 5.00%, 11/15/23 (Prerefunded 11/15/15) (1)	175	203
Highlands County HFA, Adventist Health/Sunbelt 5.00%, 11/15/23	1,235	1,199
Jacksonville, Excise Tax, 5.25%, 10/1/20 (2)	1,000	982

Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/34	500	462
		9,856
Guam 0.1%		
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	500	462
		462
Hawaii 1.4%		
Hawaii Airports, 5.25%, 7/1/21 (2)(4)	4,920	4,866
		4,866
Illinois 5.3%		
Chicago O' Hare Int'l. Airport, 5.00%, 1/1/11	3,905	4,065
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/24 (2)	500	477
Chicago O' Hare Int'l. Airport, 5.75%, 1/1/21 (2)	1,000	1,002
Illinois, GO, 5.50%, 8/1/16	2,430	2,659
Illinois Fin. Auth., Edward Health Services, 5.50%, 2/1/40 (3)	750	652
Illinois Fin. Auth., Rush Univ. Medical Center, 6.625%, 11/1/39	1,000	1,004
Illinois HFA, Friendship Village of Schaumburg, 5.625%, 2/15/37	400	267
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	1,000	783
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	1,000	750
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	350	250
Illinois HFA, Lutheran Hillside Village, 5.25%, 2/1/37	500	381
Illinois HFA, Riverside Health, 6.00%, 11/15/32	500	577
Illinois HFA, Tabor Hills Supportive Living, 5.25%, 11/15/36	1,000	617
Illinois Toll Highway Auth., 5.50%, 1/1/33	1,500	1,569
Regional Transportation Auth., 5.75%, 6/1/34 (6)	1,250	1,377
Regional Transportation Auth., 6.00%, 7/1/33 (4)	2,000	2,253
		18,683

Indiana 1.4%		
Indiana Health & Ed. Fac. Fin. Auth., Sisters of Saint Francis Health Services, 5.25%, 5/15/41 (6)	1,600	1,504
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25 (Prerefunded 12/1/10) (1)	840	893
Japser County Economic Dev. Auth., Northern Indiana Public Service, 5.60%, 11/1/16	1,250	1,285
Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/38	490	350
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37 (8)	1,000	716
Vigo County Hosp. Auth., Union Hosp., 5.75%, 9/1/42 (8)	500	353
		5,101
Iowa 0.3%		
Altoona, Urban Renovation Tax, 6.00%, 6/1/28	1,000	1,005
		1,005
Kansas 0.3%		
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32 (Prerefunded 5/15/13) (1)	400	466
Wyandotte County Unified Gov't., Area B, 4.75%, 12/1/16	210	205
Wyandotte County Unified Gov't., Area B, 5.00%, 12/1/20	250	243
		914
Louisiana 2.7%		
Louisiana, Gas & Fuel Tax, 5.375%, 6/1/19 (3)	1,000	1,038
Louisiana Local Gov't. Environmental Fac. Auth., Jefferson Parish, GO, 5.375%, 4/1/31	1,000	1,003
Louisiana Offshore Terminal Auth., VR, 4.30%, 10/1/37	5,500	5,563
Saint John Baptist Parish, PCR, Marathon Oil, 5.125%, 6/1/37	2,500	2,137
		9,741
Maryland 6.8%		
Baltimore City, Convention Center Hotel, 5.00%, 9/1/32 (5)	500	324

Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	585	387
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/36	1,150	835
Maryland Economic Dev. Corp., Aviation Administration Fac. 5.50%, 6/1/15 (2)(6)	2,690	2,850
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt 5.00%, 12/1/31	250	130
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28 (Prerefunded 6/1/11) (1)	145	164
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 6.00%, 7/1/22	500	396
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/37	750	586
Maryland Economic Dev. Corp., PCR, Potomac Electric Power 6.20%, 9/1/22	1,650	1,790
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	500	460
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/39	1,100	1,219
Maryland HHEFA, Carroll Hosp. Center, 5.00%, 7/1/40	500	432
Maryland HHEFA, Ingleside at King Farm, 5.00%, 1/1/17	505	422
Maryland HHEFA, Ingleside at King Farm, 5.30%, 1/1/37	750	442
Maryland HHEFA, John Hopkins Hosp., TECP, 1.50%, 8/4/09	1,000	1,000
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	2,875	2,479
Maryland HHEFA, Upper Chesapeake Hosp., VRDN 0.35%, 1/1/43	2,900	2,900
Maryland HHEFA, Washington County Hosp., 5.75%, 1/1/33	800	710
Maryland HHEFA, Washington County Hosp., 5.75%, 1/1/38	675	587
Maryland HHEFA, Washington County Hosp., 6.00%, 1/1/28	1,750	1,658
Maryland HHEFA, Washington County Hosp., 6.00%, 1/1/43	1,250	1,111
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/15	2,305	2,497
Northeast Waste Disposal Auth., IDRB, Waste Management 5.00%, 1/1/12 (2)	200	196
Prince George's County, National Harbor, 5.20%, 7/1/34	1,000	702
		24,277

Massachusetts 1.6%		
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (1)	250	286
Massachusetts, GO, 5.00%, 9/1/21 (Prerefunded 9/1/15) (1)	2,000	2,347
Massachusetts Ed. Fin. Auth., 6.00%, 1/1/28	2,000	2,023
Massachusetts Ed. Fin. Auth., 6.35%, 1/1/30 (2)(10)	1,000	1,001
		5,657
Michigan 0.3%		
Cornell Township Economic Dev., MeadWestvaco 5.875%, 5/1/18 (Prerefunded 5/1/12) (1)	250	281
Kentwood Economic Dev. Corp., The Holland Home 5.375%, 11/15/36	500	325
Michigan Strategic Fund, Dow Chemical, 6.25%, 6/1/14	500	510
		1,116
Minnesota 1.7%		
Minneapolis-Saint Paul Airport Commission 5.25%, 1/1/18 (2)(4)	5,890	5,896
		5,896
Mississippi 0.1%		
Mississippi Business Fin. Corp., PCR, System Energy Resources 5.875%, 4/1/22	500	454
		454
Missouri 3.4%		
Curators Univ., Univ. of Missouri, 5.00%, 11/1/25	5,000	5,280
Missouri Environmental Improvement & Energy Resource Auth. IDRB, Kansas City Power & Light, 5.25%, 7/1/17 (Tender 4/1/13) (5)	2,000	2,077
Missouri Higher Ed. Loan Auth., Student Loan 5.85%, 7/15/10 (2)	1,000	1,023
Missouri Joint Municipal Electric Utility Commission 5.00%, 1/1/17 (3)	2,000	2,138

Missouri Joint Municipal Electric Utility Commission, Plum Point 5.00%, 1/1/12	1,500	1,549
Sugar Creek, IDRB, LaFarge North America, 5.65%, 6/1/37 (2)	250	185
		12,252
Nebraska 0.3%		
Douglas County Hosp. Auth., Children's Hosp. 6.125%, 8/15/31	965	986
		986
Nevada 0.4%		
Clark County School Dist., GO, 5.00%, 6/15/14	1,115	1,233
Clark County, IDRB, PCR, Southwest Gas, VR, 5.45%, 3/1/38	250	249
		1,482
New Hampshire 0.5%		
New Hampshire Business Fin. Auth., PCR, Public Service 5.45% 5/1/21	750	733
New Hampshire HEFA, Covenant Health, 5.00%, 7/1/31	325	287
New Hampshire HEFA, Covenant Health, 5.00%, 7/1/37	660	564
		1,584
New Jersey 5.8%		
Garden State Preservation Trust, Farmland, 5.75%, 11/1/28 (6)	1,500	1,776
New Jersey, COP, 5.25%, 6/15/20	2,510	2,662
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	175	165
New Jersey Economic Dev. Auth., Seabrook Village 5.00%, 11/15/14	530	498
New Jersey Economic Dev. Auth., Seabrook Village 5.00%, 11/15/16	600	532
New Jersey Economic Dev. Auth., Seashore Gardens 5.00%, 11/1/16	1,045	854
New Jersey Ed. Fac. Auth., Univ. of Medicine & Dentistry 7.50%, 12/1/32	3,000	3,170

New Jersey HFFA, Pascack Valley Hosp. Assoc. 6.625%, 7/1/36 (11)	400	10
New Jersey HFFA, Robert Wood Johnson Hosp. at Hamilton 5.00%, 7/1/25 (7)	500	417
New Jersey HFFA, Saint Barnabas Health Care, Zero Coupon 7/1/31	1,375	206
New Jersey Housing & Mortgage Fin. Agency, Single Family 6.375%, 10/1/28	1,250	1,355
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38	3,000	3,206
New Jersey Transportation Trust Fund Auth., Zero Coupon 12/15/29 (6)	6,000	1,745
New Jersey Turnpike Auth., 5.25%, 1/1/40	1,000	1,002
Tobacco Settlement Fin. Corp., Tobacco Industry 4.50%, 6/1/23	3,575	3,055
		20,653
New Mexico 0.3%		
New Mexico Mortgage Fin. Auth., Single Family, 6.30%, 9/1/27	60	61
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	1,039
		1,100
New York 13.4%		
Albany IDA, College of Pharmacy, 5.625%, 12/1/34	775	620
Albany IDA, Saint Peter's Hosp., 5.25%, 11/15/32	500	403
Dormitory Auth. of the State of New York, 5.25%, 11/15/23 (Tender 5/15/12)	3,400	3,638
Dormitory Auth. of the State of New York, Cabrini of Westchester, 5.20%, 2/15/41	2,500	2,421
Dormitory Auth. of the State of New York, Cornell Univ. 5.00%, 7/1/25	2,800	2,982
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.50%, 7/1/26	275	275
Dormitory Auth. of the State of New York, Saint John's Univ. 5.25%, 7/1/25	225	237
Long Island Power Auth., 6.00%, 5/1/33	1,000	1,081

Long Island Power Auth., 6.25%, 4/1/33	1,000	1,106
Metropolitan Transportation Auth., 5.25%, 11/15/26 (6)	4,000	4,307
Metropolitan Transportation Auth., 6.50%, 11/15/28	2,000	2,216
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/43	1,000	766
Nassau County Interim Fin. Auth., Sales Tax, 5.00%, 11/15/21	1,915	2,027
New York City Housing Dev. Corp., 5.25%, 11/1/30	3,500	3,530
New York City Housing Dev. Corp., HUD Capital Funding 5.00%, 7/1/25 (4)	600	608
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,500	1,311
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	500	452
New York City IDA, Bronx Parking Dev., 5.75%, 10/1/27	1,500	878
New York City IDA, Terminal One Group, 5.00%, 1/1/10 (2)	2,000	2,011
New York City Municipal Water Fin. Auth., 5.75%, 6/15/40	600	643
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20	3,000	3,249
New York Convention Center Dev. Corp., Hotel Unit Fee 5.00%, 11/15/21 (3)	1,250	1,257
New York Thruway Auth., Dedicated Tax Fund, Second Highway & Bridge, 5.00%, 4/1/23 (3)	1,305	1,365
Niagara County IDA, American Ref-Fuel, Solid Waste 5.45%, 11/15/26 (Tender 11/15/12) (2)	500	474
Port Auth. of New York & New Jersey, 5.20%, 12/15/26 (2)(3)	2,800	2,822
Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/26	1,500	1,520
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (8)	1,000	744
Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (8)	600	515
Tobacco Settlement Fin. Corp., 5.50%, 6/1/20	4,000	4,169
		47,627
North Carolina 1.5%		
Gaston County Ind. Fac., IDRB, PCR, National Gypsum 5.75%, 8/1/35 (2)	400	224

North Carolina Capital Fac. Fin. Agency, Wake Forest Univ. 5.00%, 1/1/38	500	506
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	500	521
North Carolina Eastern Municipal Power Agency 5.375%, 1/1/11	1,500	1,564
North Carolina Eastern Municipal Power Agency 5.375%, 1/1/13	500	537
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	713
North Carolina Municipal Power Agency #1, Catawba Electric 5.50%, 1/1/13	1,065	1,167
		5,232
Ohio 0.6%		
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry 5.125%, 6/1/24	1,790	1,469
Franklin County, Ohio Presbyterian Retirement Services 7.125%, 7/1/29 (Prerefunded 7/1/11) (1)	500	564
		2,033
Oklahoma 0.4%		
Norman Regional Hosp. Auth., 5.375%, 9/1/36	400	276
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	250	186
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32 (Prerefunded 2/1/12) (1)	690	821
		1,283
Oregon 1.1%		
Deschutes County Hosp. Fac. Auth., Cascade Healthcare Community, 8.25%, 1/1/38	750	849
Oregon, Veterans Welfare, GO, VRDN, 0.30%, 6/1/40	3,100	3,100
		3,949
Pennsylvania 3.6%		
Cumberland County Municipal Auth., Wesley Affiliated Services 7.125%, 1/1/25 (Prerefunded 1/1/13) (1)	400	476

Montgomery County Higher Ed. & Health, Faulkeways at Gwyned, 6.75%, 11/15/24 (Prerefunded 11/15/09) (1)	400	412
Montgomery County IDA, ACTS Retirement Communities 5.00%, 11/15/12	4,400	4,497
Pennsylvania Economic Dev. Fin. Auth., IDRB, Allegheny Energy Supply, 7.00%, 7/15/39	2,000	2,027
Pennsylvania Higher EFA, Philadelphia Univ., 5.25%, 6/1/32	240	194
Pennsylvania Turnpike Commission, 5.625%, 6/1/30	2,000	2,104
Saint Mary Hosp. Auth., Catholic Health East, 5.50%, 11/15/24 (Prerefunded 11/15/14) (1)	1,050	1,235
Susquehanna Area Regional Airport Auth., 6.50%, 1/1/38 (2)	750	635
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	500	440
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	250	216
Westmoreland County IDA, Redstone Presbyterian Seniorcare 7.50%, 11/15/15 (Prerefunded 11/15/10) (1)	200	216
Westmoreland County IDA, Redstone Presbyterian Seniorcare 8.00%, 11/15/23 (Prerefunded 11/15/10) (1)	300	329
		12,781
Puerto Rico 1.5%		
Puerto Rico, Commonwealth, GO, 5.25%, 7/1/21	785	733
Puerto Rico Electric Power Auth., 5.25%, 7/1/29	1,000	962
Puerto Rico Electric Power Auth., VR, 0.912%, 7/1/29 (6)	1,300	813
Puerto Rico Highway & Transportation Auth., Commonwealth 5.50%, 7/1/15	250	255
Puerto Rico Sales Tax Fin. Corp., 6.50%, 8/1/44	1,250	1,309
Puerto Rico Sales Tax Fin. Corp., VR, 1.618%, 8/1/57	2,000	1,230
		5,302
Rhode Island 0.1%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	500	348
		348

South Carolina 0.1%		
Lancaster County, Edenmoor Improvement Dist. 5.75%, 12/1/37	495	246
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.625%, 11/15/30	200	181
		427
South Dakota 0.3%		
South Dakota HEFA, Sanford Health, Sioux Valley Hosp. 5.50%, 11/1/31	1,000	985
		985
Tennessee 2.2%		
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.125%, 10/1/35	1,500	1,052
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 6.00%, 10/1/35	350	257
Clarksville Public Building Auth., GO, VRDN, 0.35%, 1/1/33	1,690	1,690
Clarksville Public Building Auth., Metropolitan Gov't. of Nashville & Davidson County, GO, VRDN, 0.35%, 7/1/26	900	900
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (2)	100	104
Sullivan County Health, Ed. & Housing Fac., Wellmont Health 6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	250	287
Sullivan County Health, Ed. & Housing Fac., Wellmont Health 6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	150	172
Tennessee Energy Acquisition Corp., Goldman Sachs 5.00%, 9/1/10	3,220	3,274
		7,736
Texas 7.7%		
Austin Convention Enterprises, 5.25%, 1/1/12 (5)	1,485	1,435
Austin Convention Enterprises, 5.25%, 1/1/14 (5)	1,500	1,397
Austin Convention Enterprises, 5.75%, 1/1/24 (8)	1,250	923
Brazos River Auth., PCR, Texas Competitive Electric 7.70%, 4/1/33 (2)	150	71

Brazos River Auth., PCR, Texas Competitive Electric 8.25%, 5/1/33 (2)(8)	1,000	490
Brazos River Harbor Navigation Dist., IDRB, Dow Chemical, VR 5.95%, 5/15/33 (2)	500	425
Dallas/Fort Worth Airport, 5.50%, 11/1/18 (2)	1,120	1,129
Dallas/Fort Worth Airport, 5.50%, 11/1/31 (2)(4)	1,000	954
Guadalupe-Blanco River Auth., IDRB, AEP Texas Central 5.625%, 10/1/17	1,000	987
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies 5.90%, 4/1/36 (2)	500	438
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29 (Prerefunded 6/1/11) (1)	250	278
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. 5.375%, 10/1/12 (9)	800	813
Houston, Airport, 5.00%, 7/1/20	1,125	1,168
Houston, Airport, 5.20%, 7/1/18 (2)(4)	2,500	2,498
Houston, Combined Utility, 5.25%, 5/15/25	4,470	4,603
Houston, GO, 5.50%, 3/1/18 (6)	500	524
Lower Colorado River Auth., 5.75%, 5/15/37	3,000	3,034
Lubbock Health Fac., Saint Joseph Health, VRDN 0.33%, 7/1/23	300	300
SA Energy Acquisition Public Fac. Corp., Goldman Sachs Gas Supply, 5.50%, 8/1/27	1,000	915
Sabine River Auth., Texas Competitive Electric, 5.50%, 5/1/22 (Tender 11/1/11)	370	289
Sabine River Auth., Texas Competitive Electric, 5.75%, 5/1/30 (Tender 11/1/11) (2)	1,000	775
San Antonio Electric & Gas, 5.00%, 2/1/25	2,000	2,077
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Project - Northwest Senior High School, 6.00%, 11/15/36	500	393
Tarrant County Health Fac. Dev. Corp., Baylor Health Care 5.375%, 11/15/21	435	436

Texas Municipal Gas Acquisition & Supply, Merrill Lynch 5.00%, 12/15/13	1,200	1,161
		27,513
Virgin Islands 0.2%		
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	850	851
		851
Virginia 2.4%		
Bedford County IDA, Georgia Pacific, 6.55%, 12/1/25 (2)	1,000	801
Chesterfield County IDA, Virginia Electric & Power 5.875%, 6/1/17	1,500	1,550
Fairfax County IDA, INOVA Health, 5.50%, 5/15/35	1,725	1,755
Fairfax County Water Auth., 5.80%, 1/1/16 (9)	655	723
Goochland County IDA, IDRB, Georgia Pacific 5.65%, 12/1/25 (2)	1,000	730
Henrico County Economic Dev. Auth., Bon Secours 5.60%, 11/15/30 (Prerefunded 11/15/12) (1)	10	11
James City County Economic Dev. Auth., Windsormeade 5.40%, 7/1/27	500	289
James City County Economic Dev. Auth., Windsormeade 5.50%, 7/1/37	500	261
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	100	87
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	140	116
New Port CDA, Special Assessment, 5.60%, 9/1/36	415	214
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (2)	500	299
Peninsula Ports Auth., Virginia Baptist Homes, 5.40%, 12/1/33	700	472
Peninsula Town Center CDA, 6.45%, 9/1/37	431	313
Virginia HDA, Single Family, 6.00%, 7/1/25	1,000	1,068
		8,689
Washington 0.4%		
Chelan County Public Utility Dist. #1, Rock Island Hydro Zero Coupon, 6/1/18	585	391

Total Investments in Securities	
98.5% of Net Assets (Cost $363,780)	**$ 350,592**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Interest subject to alternative minimum tax
(3) Insured by AMBAC Assurance Corp.
(4) Insured by Financial Guaranty Insurance Company
(5) Insured by XL Capital Assurance Inc.
(6) Insured by Financial Security Assurance Inc.
(7) Insured by Radian Asset Assurance Inc.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $5,920 and represents 1.7% of net assets.
(9) Escrowed to maturity
(10) Insured by Assured Guaranty U.S. Holdings
(11) Issuer filed petition for Chapter 11 bankruptcy protection on 9/24/2007. To date, the fund has received cash distributions of all pre-petition interest and $638.49 per $1,000 par; the amount and timing of future distributions is uncertain.

CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corp.
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDRB Industrial Development Revenue Bond
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par) on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
On November 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On May 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The fund’s investments are summarized by level, based on the inputs used to determine their values. On July 31, 2009, all of the fund’s investments were classified as Level 2.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2009, the cost of investments for federal income tax purposes was $363,683,000. Net unrealized loss aggregated $13,091,000 at period-end, of which $8,251,000 related to appreciated investments and $21,342,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 18, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	September 18, 2009